        (Letterhead of Dean Witter Reynolds, Inc.)


                           Rule 497(j)
                           Reg. No. 333-34661


Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Dean Witter Select Equity
Trust, Morgan Stanley Dean Witter Competitive Edge Best
Ideas October 1997 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

            DEAN WITTER SELECT EQUITY TRUST,
            MORGAN STANLEY DEAN WITTER
            COMPETITIVE EDGE BEST IDEAS
            OCTOBER 1997
            (Registrant)

            By:  Dean Witter Reynolds Inc.


                 Thomas Hines___________
                 Thomas Hines
                 Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549